Segments	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segments
Segments
Management monitors the operating results of its operating segments separately for the purpose of making decisions about resource allocation and performance assessment. Management evaluates performance on the basis of Adjusted EBITDA. Adjusted EBITDA is defined as consolidated net income (loss), plus the sum of: interest expense, net of interest income; income tax expense (benefit); depreciation; amortization; other operating expenses, net; impairment charges; loss on extinguishment of debt; and other expense, net.
Transfer prices between operating segments are set on an arms-length basis in a similar manner to transactions with third parties. Corporate operating expenses that directly benefit segments have been allocated to the operating segments. Allocable operating expenses are identified through a review process by management. These costs are allocated to the operating segments on a basis that reasonably approximates the use of services. This is typically measured on a weighted distribution of margin, asset, headcount or time spent.
Other/Eliminations represents the elimination of inter-segment transactions as well as unallocated corporate costs consisting of costs specifically related to parent company operations that do not directly benefit segments, either individually or collectively.

Financial information for the Company’s segments is as follows:

(in millions)	USA	Canada	EMEA	Rest of World	Other/ Eliminations	Consolidated
	Year ended December 31, 2017
Net sales:
External customers	$4,657.1	$1,371.5	$1,821.2	$403.9	$—	$8,253.7
Inter-segment	121.9	9.1	4.5	0.5	(136.0)	—
Total net sales	$4,779.0	$1,380.6	$1,825.7	$404.4	$(136.0)	$8,253.7
Cost of goods sold (exclusive of depreciation)	3,706.8	1,143.0	1,411.7	322.7	(136.0)	6,448.2
Outbound freight and handling	192.8	37.3	55.7	6.2	—	292.0
Warehousing, selling and administrative	529.4	86.2	229.1	46.8	28.2	919.7
Adjusted EBITDA	$350.0	$114.1	$129.2	$28.7	$(28.2)	$593.8
Other operating expenses, net						55.4
Depreciation						135.0
Amortization						65.4
Interest expense, net						148.0
Loss on extinguishment of debt						3.8
Other expense, net						17.4
Income tax expense						49.0
Net income						$119.8
Total assets	$3,526.8	$2,091.3	$935.1	$237.5	$(1,058.0)	$5,732.7
Property, plant and equipment, net	636.1	147.7	158.0	33.5	27.7	1,003.0
Capital expenditures	47.5	17.1	14.6	2.4	1.1	82.7

(in millions)	USA	Canada	EMEA	Rest of World	Other/ Eliminations	Consolidated
	Year ended December 31, 2016
Net sales:
External customers	$4,706.7	$1,261.0	$1,704.2	$401.8	$—	$8,073.7
Inter-segment	104.4	8.3	4.5	—	(117.2)	—
Total net sales	$4,811.1	$1,269.3	$1,708.7	$401.8	$(117.2)	$8,073.7
Cost of goods sold (exclusive of depreciation)	3,769.7	1,047.4	1,324.6	322.1	(117.2)	6,346.6
Outbound freight and handling	191.5	34.1	54.9	6.1	—	286.6
Warehousing, selling and administrative	523.5	85.4	219.3	46.8	18.1	893.1
Adjusted EBITDA	$326.4	$102.4	$109.9	$26.8	$(18.1)	$547.4
Other operating expenses, net						37.2
Depreciation						152.3
Amortization						85.6
Impairment charges						133.9
Interest expense, net						159.9
Other expense, net						58.1
Income tax benefit						(11.2)
Net loss						$(68.4)
Total assets	$3,676.8	$1,856.2	$857.4	$211.3	$(1,211.8)	$5,389.9
Property, plant and equipment, net	671.1	148.3	144.8	18.2	37.1	1,019.5
Capital expenditures	56.5	17.4	12.2	2.8	1.2	90.1

(in millions)	USA	Canada	EMEA	Rest of World	Other/ Eliminations	Consolidated
	Year ended December 31, 2015
Net sales:
External customers	$5,351.5	$1,376.6	$1,780.1	$473.6	$—	$8,981.8
Inter-segment	112.7	8.6	4.0	0.1	(125.4)	—
Total net sales	$5,464.2	$1,385.2	$1,784.1	$473.7	$(125.4)	$8,981.8
Cost of goods sold (exclusive of depreciation)	4,365.9	1,161.0	1,398.6	382.6	(125.4)	7,182.7
Outbound freight and handling	216.9	39.3	59.6	8.8	—	324.6
Warehousing, selling and administrative	510.3	88.5	235.3	54.1	13.0	901.2
Adjusted EBITDA	$371.1	$96.4	$90.6	$28.2	$(13.0)	$573.3
Other operating expenses, net						89.0
Depreciation						136.5
Amortization						88.5
Interest expense, net						207.0
Loss on extinguishment of debt						12.1
Other expense, net						13.5
Income tax expense						10.2
Net income						$16.5
Total assets	$3,962.0	$1,709.7	$947.2	$233.6	$(1,240.1)	$5,612.4
Property, plant and equipment, net	714.9	133.3	167.7	20.3	46.3	1,082.5
Capital expenditures	106.8	16.1	17.2	3.4	1.5	145.0

Business line information
The Company’s net sales from external customers relate to its chemical distribution business. Commodity chemicals and ingredients represent the largest portion of our business by sales and volume. Other sales to external customers primarily relate to services for collecting and arranging for the transportation of hazardous and non-hazardous waste.
Risks and concentrations
No single customer accounted for more than 10% of net sales in any of the years presented.
The Company is exposed to credit loss and loss of liquidity availability if the financial institutions or counterparties issuing us debt securities fail to perform. We minimize exposure to these credit risks by dealing with a diversified group of investment grade financial institutions. We manage credit risk by monitoring the credit ratings and market indicators of credit risk of our lending counterparties. We do not anticipate any non-performance by any of the counterparties.